Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
15. Property, plant and equipment
The following table presents a breakdown for property, plant and equipment.

(€ thousands)	Land and buildings	Plant and machinery	Industrial and commercial equipment	Leasehold improvements	Other tangible assets	Tangible assets under construction and advances	Total
Historical cost at January 1, 2024	8,581	161,755	162,500	251,565	6,429	5,426	596,256
Additions	8,884	8,482	22,812	47,297	376	11,971	99,822
Disposals	—	(3,876)	(16,726)	(12,941)	(86)	(21)	(33,650)
Business combinations	—	—	109	877	—	28	1,014
Exchange differences	5	(15)	4,768	9,587	16	39	14,400
Reclassifications	(77)	528	1,948	(207)	375	(6,541)	(3,974)
Balance at December 31, 2024	17,393	166,874	175,411	296,178	7,110	10,902	673,868
Additions	1,100	7,393	19,379	26,355	580	26,698	81,505
Disposals	—	(2,750)	(5,910)	(18,565)	(304)	(179)	(27,708)
Business combinations	—	—	632	—	—	—	632
Exchange differences	—	(36)	(13,012)	(26,544)	(94)	(689)	(40,375)
Reclassifications	(1)	931	2,626	9,386	311	(12,964)	289
Balance at December 31, 2025	18,492	172,412	179,126	286,810	7,603	23,768	688,211

Accumulated depreciation at January 1, 2024	(4,437)	(134,701)	(128,912)	(164,147)	(4,451)	—	(436,648)
Depreciation	(239)	(6,756)	(14,666)	(31,440)	(819)	—	(53,920)
Impairment	—	(108)	(1,642)	(1,483)	—	—	(3,233)
Disposals	—	3,845	16,320	12,474	188	—	32,827
Exchange differences	(5)	7	(4,334)	(7,781)	2	—	(12,111)
Reclassifications	98	33	(1,672)	5,638	(74)	—	4,023
Balance at December 31, 2024	(4,583)	(137,680)	(134,906)	(186,739)	(5,154)	—	(469,062)
Depreciation	(242)	(7,267)	(15,646)	(34,070)	(446)	—	(57,671)
Impairment	—	22	(1,312)	(3,736)	—	—	(5,026)
Disposals	—	2,626	5,326	17,979	290	—	26,221
Exchange differences	—	12	10,791	19,001	61	—	29,865
Reclassifications	2	(10)	(1,364)	259	(181)	—	(1,294)
Balance at December 31, 2025	(4,823)	(142,297)	(137,111)	(187,306)	(5,430)	—	(476,967)

Carrying amount at:
January 1, 2024	4,144	27,054	33,588	87,418	1,978	5,426	159,608
December 31, 2024	12,810	29,194	40,505	109,439	1,956	10,902	204,806
December 31, 2025	13,669	30,115	42,015	99,504	2,173	23,768	211,244
Directly operated stores (DOSs)
The Group’s tests the non-current assets of its DOSs that are amortized or depreciated on a systematic basis for impairment if any indicators of impairment are identified or if there are changes to planning assumptions that could suggest that the carrying amount of the assets is not recoverable. For this purpose, the Group conducts a triggering event test for each
DOS store. If defined year-on-year profitability indicators are not achieved, the non-current assets of the store in question are tested for impairment.
The impairment test of DOSs assets takes into consideration those right-of-use assets, intangible assets and property, and plant and equipment elements relating to directly operated stores of the Zegna segment, Thom Browne segment and Tom Ford Fashion segment. The result of the impairment test of DOSs on the consolidated financial statements is obtained by comparing the recoverable amount, based on the value in use, of each CGU or group of CGUs with the carrying amount of the tangible and intangible assets allocated to the CGU, including leases recognized in accordance with IFRS 16.
The main assumptions applied by management to calculate the recoverable amount of the Group’s DOSs for the impairment test are described below and presented in the subsequent sensitivity analysis tables.
•Discount rate (WACC): The rate used to discount cash flows was calculated using the pre-tax WACC rate. The WACC rate was calculated for each CGU and group of CGUs subject to impairment, considering the parameters specific to the geographical areas of the CGUs: market risk premium and sovereign bond yield;
•Revenues for the forecast period: The revenues CAGR applied by management to calculate the expected future cash flows, and
•Terminal value growth rate (growth rate used to extrapolate cash flows beyond the forecast period): Reflects the long-term growth expectations and is determined by applying a long‑term growth rate to projected cash flows over a finite terminal period following the explicit forecast period. The finite terminal period is generally ten years.
Impairment test results and sensitivity analysis
The following table presents the results of the impairment tests performed over the Group’s DOSs, as well as sensitivity analyses performed to verify whether reasonably possible changes in the main assumptions used to determine the recoverable amount of the DOSs would significantly affect the results of the impairment tests.

		Existing assumptions			Sensitivity effects on impairment
(€ millions, except percentages and basis points)	Impairment	WACC (%)	Revenues CAGR (%) vs. current year	Growth rate (%)	WACC +100 bps	Revenues -250 bps	Growth rate -50 bps
Zegna segment DOSs
2025	(4,129)	8.06% / 14.31%	-7.0%	1.50% / 4.00%	(4,484)	(4,850)	(4,186)
2024	(4,150)	8.05% / 14.09%	+6.7%	1.00% / 4.00%	(4,734)	(5,084)	(4,262)
Thom Browne segment DOSs
2025	(495)	10.32% / 14.15%	+24.5%	2.00% / 3.00%	(605)	(688)	(513)
2024	(2,957)	10.66% / 13.06%	+11.1%	2.50% / 3.00%	(3,032)	(3,614)	(2,969)
Tom Ford Fashion segment DOSs
2025	(10,415)	9.52% / 13.66%	+12.1%	2.00% / 3.00%	(10,654)	(11,438)	(10,433)
2024	(4,089)	8.45%/13.14%	+16.9%	2.00% / 3.00%	(4,323)	(4,620)	(4,140)
The results of the sensitivity analyses showed that negative changes in the main assumptions could lead to additional impairment losses.
The following tables present the impairment and the reversal of impairment that was recognized in relation to the Group’s DOSs in 2025, 2024 and 2023.

	For the year ended December 31, 2025
(€ thousand)	Property, plant and equipment	Right-of-use assets	Intangible assets
DOSs impairment
Zegna segment	1,671	2,450	8
Thom Browne segment	251	244	—
Tom Ford Fashion segment	3,104	7,247	64
Total DOSs impairment for the Group	5,026	9,941	72

	For the year ended December 31, 2024
(€ thousand)	Property, plant and equipment	Right-of-use assets	Intangible assets
DOSs impairment
Zegna segment	688	3,404	58
Thom Browne segment	752	2,205	—
Tom Ford Fashion segment	1,793	2,296	—
Total DOSs impairment for the Group	3,233	7,905	58

	For the year ended December 31, 2023
(€ thousand)	Property, plant and equipment	Right-of-use assets	Intangible assets
DOSs impairment
Zegna segment	551	268	35
of which impairment	595	268	37
of which reversal of impairment	(44)	—	(2)
Thom Browne segment	18	—	—
Tom Ford Fashion segment	346	564	—
Total DOSs impairment for the Group	915	832	35

Corporate assets impairment test
Corporate assets are tested for impairment if facts or circumstances indicate that their carrying amount may be impaired on the basis of trigger events at the reporting segment level. There were no impairment indicators identified for corporate assets in 2025, 2024 or 2023.